Schedule of other long-term liabilities (Details) - CAD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Other Long-term Liabilities
CVR liabilities (note 19)	$ 3,019
Other liabilities due to non-controlling interest holders (note 23)	693
Due to related party (note 24)	861
Payable to SFF previous directors	577
Project purchase future milestone payments		366
Other long-term liabilities	$ 5,150	$ 366